share-based compensation - TELUS International (Cda) Inc. share options (Details)	12 Months Ended
	Dec. 31, 2022 CAD ($) Options $ / shares $ / shares	Dec. 31, 2022 CAD ($) Options $ / shares	Dec. 31, 2021 Options $ / shares $ / shares	Dec. 31, 2021 Options $ / shares
TELUS International (Cda) Inc. share options
share-based compensation
Number of options exercisable | $	2,223,121	2,223,121
Weighted average price	$ 25.00	$ 25.00	$ 31.23	$ 31.23
Weighted average remaining contractual life (years)	8 years 2 months 12 days	8 years 2 months 12 days
Weighted average price at the date of exercise		$ 23.75
Telus International (Cda) Inc. share options, U.S. $ denominated share-based compensation
Number of share options outstanding, beginning of period | Options	3,180,767	3,180,767	3,922,056	3,922,056
Weighted average share price of options outstanding, beginning of period		$ 10.74		$ 6.94
Granted (in shares) | Options			579,949	579,949
Granted (in dollars per share)				$ 25.00
Number of share options exercised | Options	(293,860)	(293,860)	(1,321,238)	(1,321,238)
Number of share options forfeited | Options	(209,610)	(209,610)
Weighted average share price of options exercised		$ 8.46		$ 5.74
Weighted average share price of options forfeited		$ 6.59
Number of share options outstanding, end of period | Options	2,677,297	2,677,297	3,180,767	3,180,767
Weighted average share price of options outstanding, end of period		$ 11.31		$ 10.74
Number of options exercisable | Options	2,096,582	2,096,582	2,096,582	2,096,582
Weighted average price	$ 7.45	$ 7.45	$ 7.45	$ 7.45
TELUS International (Cda) Inc. share options, Canadian $ denominated share-based compensation
Number of share options outstanding, beginning of period | Options	242,244	242,244
Weighted average share price of options outstanding, beginning of period	$ 28.67
Granted (in shares) | Options			0	0
Number of share options outstanding, end of period | Options			242,244	242,244
Weighted average share price of options outstanding, end of period			$ 28.67
TELUS International (Cda) Inc. subordinated voting share options share-based compensation
Weighted average remaining contractual life (years)	4 years 2 months 12 days	4 years 2 months 12 days
Minimum | TELUS International (Cda) Inc. share options
share-based compensation
Variable payout (as a percent)	0.00%	0.00%
Option price	$ 4.87	$ 4.87
Maximum | TELUS International (Cda) Inc. share options
share-based compensation
Exercise period			10 years	10 years
Variable payout (as a percent)	100.00%	100.00%
Option price	$ 8.95	$ 8.95